Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Other NEOs(3) ($)	Average Compensation Actually Paid to Other NEOs(4) ($)	Value of $100 Initial Fixed Investment Based on TSR(5) ($)	Value of $100 Initial Fixed Investment Based on Peer Group TSR(6) ($)	Net Income	Non-GAAP Recurring Revenue(7)
							(In thousands)($)

2025	8,858,370	5,427,418	2,606,862	1,657,801	104	157	315,603	2,031,817
2024	8,859,636	19,476,980	2,858,756	6,217,068	132	162	263,026	1,806,063
2023	9,028,592	14,199,773	2,854,571	4,639,845	96	118	165,919	1,626,173
2022	6,197,162	(3,366,114)	2,344,425	(1,734,306)	74	69	164,240	1,480,759
2021	5,590,005	14,936,995	2,409,118	6,675,726	123	97	161,458	1,261,400

Company Selected Measure Name	Non-GAAP Recurring Revenue
Named Executive Officers, Footnote	For the years 2021 through 2025, this is the total compensation, as depicted in the Summary Compensation Table above, for Chief Executive Officer H. Lynn Moore, Jr., our Principal Executive Officer (PEO).Represents the average of the amounts reported for the company’s named executive officers as a group (excluding Mr. Moore) in the “Total” column of the Summary Compensation Table in each applicable year: Messrs. Marr, Miller, Puckett, and Ms. Diaz in 2025; and Messrs. Marr, Miller, and Puckett in 2021 through 2024
Peer Group Issuers, Footnote	The Company’s peer group, described above under “Peer Group,” was used for the purposes of calculating peer group total shareholder return. Peer Group TSR was calculated on a market-capitalization-weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return was indicated. TSR represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2021, through and including the end of the fiscal year for which TSR is being presented in the table.
PEO Total Compensation Amount	$ 8,858,370	$ 8,859,636	$ 9,028,592	$ 6,197,162	$ 5,590,005
PEO Actually Paid Compensation Amount	$ 5,427,418	19,476,980	14,199,773	(3,366,114)	14,936,995
Adjustment To PEO Compensation, Footnote	Represents the amount of “compensation actually paid” to Mr. Moore, as determined in accordance with Item 402(v) of Regulation S-K. The figures presented do not reflect the actual amount of compensation earned by or paid to Mr. Moore during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Moore’s total compensation for each year to determine the “compensation actually paid”:

Adjustments to determine Compensation Actually Paid for PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total reported in Summary Compensation Table (SCT)	8,858,370	8,859,636	9,028,592	6,197,162	5,590,005
Less, value of stock & option awards reported in SCT	(8,173,649)	(8,174,286)	(8,343,692)	(5,584,945)	(5,052,575)
Less, change in pension value and non-qualified deferred compensation earnings in SCT	—	—	—	—	—
Plus, pension service cost and impact of pension plan amendments	—	—	—	—	—
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	7,444,099	12,945,856	10,639,900	4,894,336	7,141,556
Plus, change in fair value of prior year awards that are outstanding and unvested	(2,761,086)	4,991,075	2,038,950	(5,684,175)	6,633,151
Plus, fair value of awards granted this year and that vested this year	—	—	—	—	—
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	59,684	854,698	836,023	(3,188,491)	624,859
Less, prior year fair value of prior year awards that failed to vest this year	—	—	—	—	—
“Compensation Actually Paid”	5,427,418	19,476,980	14,199,773	(3,366,114)	14,936,995

Non-PEO NEO Average Total Compensation Amount	$ 2,606,862	2,858,756	2,854,571	2,344,425	2,409,118
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,657,801	6,217,068	4,639,845	(1,734,306)	6,675,726
Adjustment to Non-PEO NEO Compensation Footnote	Represents the amount of “compensation actually paid” to the company's named executive officers as a group (excluding Mr. Moore), as determined in accordance with Item 402(v) of Regulation S-K. The figures presented do not reflect the actual amount of compensation earned by or paid to the named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the named executive officers as a group (excluding Mr. Moore) for each year to determine the “compensation actually paid”:

Adjustments to determine Compensation Actually Paid for Other NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total reported in Summary Compensation Table (SCT)	2,606,862	2,858,756	2,854,571	2,344,425	2,409,118
Less, value of stock & option awards reported in SCT	(2,264,881)	(2,499,462)	(2,495,262)	(1,997,451)	(2,066,716)
Less, change in pension value and non-qualified deferred compensation earnings in SCT	—	—	—	—	—
Plus, pension service cost and impact of pension plan amendments	—	—	—	—	—
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	2,077,672	3,970,839	3,163,496	1,773,552	2,888,432
Plus, change in fair value of prior year awards that are outstanding and unvested	(755,096)	1,537,639	761,435	(2,303,705)	3,127,295
Plus, fair value of awards granted this year and that vested this year	—	—	—	—	—
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(6,757)	349,295	355,605	(1,551,127)	317,596
Less, prior year fair value of prior year awards that failed to vest this year	—	—	—	—	—
“Compensation Actually Paid”	1,657,801	6,217,068	4,639,845	(1,734,306)	6,675,726

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Financial Performance Measures. The table below provides an unranked list of the most important financial performance measures, including the Company-Selected Measure, used by the Company to link CAP for all NEOs to Company performance for 2025.

Non-GAAP Recurring Revenue
Non-GAAP Operating Margin
Non-GAAP Earnings Per Share

Total Shareholder Return Amount	$ 104	132	96	74	123
Peer Group Total Shareholder Return Amount	157	162	118	69	97
Net Income (Loss)	$ 315,603,000	$ 263,026,000	$ 165,919,000	$ 164,240,000	$ 161,458,000
Company Selected Measure Amount	2,031,817	1,806,063	1,626,173	1,480,759	1,261,400
PEO Name	H. Lynn Moore, Jr.
Additional 402(v) Disclosure	For the relevant fiscal year, represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2021, through and including the end of the fiscal year for which TSR is being presented in the table.Non-GAAP Recurring Revenue is the company-selected financial performance measure that, in our assessment, represents the most important performance measure used to link compensation actually paid to our named executive officers to company performance for the most recently completed fiscal year.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,444,099	$ 12,945,856	$ 10,639,900	$ 4,894,336	$ 7,141,556
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,761,086)	4,991,075	2,038,950	(5,684,175)	6,633,151
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,684	854,698	836,023	(3,188,491)	624,859
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Value Of Stock And Option Awards Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,173,649)	(8,174,286)	(8,343,692)	(5,584,945)	(5,052,575)
PEO | Change In Pension Value And Non Qualified Deferred Compensation Earnings In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Service Cost And Impact Of Pension Plan Amendments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Recurring Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Earnings Per Share
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,077,672	3,970,839	3,163,496	1,773,552	2,888,432
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(755,096)	1,537,639	761,435	(2,303,705)	3,127,295
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,757)	349,295	355,605	(1,551,127)	317,596
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Value Of Stock And Option Awards Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,264,881)	(2,499,462)	(2,495,262)	(1,997,451)	(2,066,716)
Non-PEO NEO | Change In Pension Value And Non Qualified Deferred Compensation Earnings In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Service Cost And Impact Of Pension Plan Amendments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0